VALUE ADDED TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
VALUE ADDED TAXES RECOVERABLE
Long term portion	$ 4,400	$ 3,400
Long term portion	$ 5,229	$ 7,444